Segment Reporting - Summary of Information About Product Revenues (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of products and services [line items]
Revenues	₨ 2,959,666.9	$ 42,797.6	₨ 2,856,910.8	₨ 2,632,176.8
Finance revenues	33,995.5	491.6	26,040.3	24,318.3
Total revenues	2,993,662.4	43,289.2	2,882,951.1	2,656,495.1
Tata and Fiat vehicles [Member]
Disclosure of products and services [line items]
Revenues	682,076.2	9,863.0	575,483.5	436,306.2
Tata Daewoo commercial vehicles [Member]
Disclosure of products and services [line items]
Revenues	39,042.9	564.6	48,370.3	57,773.8
Jaguar Land Rover vehicles [Member]
Disclosure of products and services [line items]
Revenues	2,216,656.9	32,053.5	2,214,492.3	2,120,676.6
Others [Member]
Disclosure of products and services [line items]
Revenues	₨ 21,890.9	$ 316.5	₨ 18,564.7	₨ 17,420.2